Fair Value Measurements and Credit Concentration (Financial Instruments Not Recorded at Fair Value and Credit Concentration) (Detail) $ in Millions	Sep. 30, 2015 USD ($) Counterparty	Dec. 31, 2014 USD ($) Counterparty	Dec. 31, 2013 USD ($)
Credit Concentration Associated with Financial Instruments (Numeric) [Abstract]
Gross credit exposure from energy trading partners	$ 554	$ 708
Net credit exposure to energy trading partners	351	374
Dollar exposure to top ten energy trading counterparties	$ 170	$ 164
Percentage exposure to top ten energy trading counterparties	48.00%	44.00%
Number of counterparties in top ten that have investment grade credit rating | Counterparty	9	9
Percentage of top ten's exposure that consists of counterparties with investment grade credit rating	91.00%	95.00%
Carrying Amount
Fair Value of Financial Instruments Not Recorded at Fair Value - Other
Long-term debt	$ 4,030	$ 2,218	$ 2,525
Fair Value
Fair Value of Financial Instruments Not Recorded at Fair Value - Other
Long-term debt	$ 3,717	$ 2,204	$ 2,658